One Financial Way
                                                    Cincinnati, Ohio 45242
                                                    Post Office Box 237
[LOGO] OHIO NATIONAL                                Cincinnati, Ohio 45201-0237
       FINANCIAL SERVICES                           Telephone: 513-794-6100


                                                                    May 5, 2011


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549


          Re: File No. 333-76344, National Security Variable Account L Certification Under Rule 497(j)


Gentlemen:

I, Gary T. Huffman, President of the Depositor, National Security Life and Annuity Company, hereby certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in the post-effective amendment to the above-captioned registration statement, which was filed electronically under the EDGAR system on April 29, 2011.

In witness whereof, I have signed this certification in the County of Hamilton and State of Ohio this 5th day of May, 2011.


                                 Sincerely,

                                 /s/ Gary T. Huffman
                                 --------------------------------------------
                                 Gary T. Huffman, President